Component of Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Line Items]
Accounts receivable	$ 17,643	$ 16,462
Less: allowance for doubtful accounts	(543)	(7,796)
Accounts receivable, net	$ 17,100	$ 8,666